                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02979

Morgan Stanley Tax-Exempt Securities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2005

Date of reporting period: March 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS   March 31, 2005 (unaudited)



  PRINCIPAL
  AMOUNT IN                                                                         COUPON      MATURITY
  THOUSANDS                                                                          RATE         DATE               VALUE
----------------------------------------------------------------------------------------------------------------------------

                TAX - EXEMPT MUNICIPAL BONDS  (93.8%)
                General Obligation  (12.7%)
                North Slope Borough, Alaska,
       15,000       Ser 1995 A (MBIA)                                              0.00%       06/30/06          $14,494,950
        3,000       Ser 2000 B (MBIA)                                              0.00        06/30/09            2,585,430
        9,500       Ser 1999 A (MBIA)                                              0.00        06/30/10            7,808,430
       25,000       Ser 2000 B (MBIA)                                              0.00        06/30/11           19,566,000
        5,000   California, Various Purpose dtd 04/01/02                           6.00        04/01/19            5,821,050
        2,000   Los Angeles Unified School District, California, 1997 Ser B (FGIC) 5.00        07/01/23            2,069,120
                  Connecticut,
        4,000       College Savings 1989 Ser A                                     0.00        07/01/08            3,614,800
        5,000       Refg 2002 Ser E Ser PA 1056 B RITES (FSA)                      8.077+++    11/15/11            6,146,350
       15,000       Refg 2002 Ser E Ser PA 1056 A RITES (FSA)                      8.077+++    11/15/13           18,369,300
                Chicago, Illinois,
        5,000       Refg Ser 1995 A-2 (Ambac)                                      6.25        01/01/14            5,845,450
        2,000       Refg 2001 A (MBIA)                                             0.00#       01/01/17            1,631,640
       10,300       Neighborhoods Alive 21 (FGIC)                                  5.375       01/01/26           10,915,116
                Chicago Board of Education, Illinois,
        1,000       Ser 2001 C (FSA)                                               5.50        12/01/18            1,097,690
        3,000       Ser 2001 C (FSA)                                               5.00        12/01/26            3,075,840
        4,280   Chicago Park District, Illinois, Ser 2004A (Ambac)                 5.00        01/01/26            4,422,182
        3,000   Clark County, Nevada, Transportation Ser 1992 A (Ambac)            6.50        06/01/17            3,640,650
        2,000   New York City, New York, 2005 Ser G                                5.00        12/01/25            2,057,800
        5,000   New York State, Refg Ser 1995 B                                    5.70        08/15/10            5,107,000
       10,000   North Carolina, Public School Building Ser 1999                    4.60        04/01/17           10,362,200
       10,000   South-Western City School District, Ohio, Ser 1999 (Ambac)         4.75        12/01/19           10,219,700
                Pennsylvania,
        5,000       RITES PA - 1112 A (MBIA)                                       7.066+++    01/01/18            5,551,000
        5,000       RITES PA - 1112 B (MBIA)                                       7.066+++    01/01/19            5,843,900
                Shelby County, Tennessee,
        5,000       Refg 1995 Ser A                                                5.625       04/01/11            5,054,700
        1,000       Refg 1995 Ser A                                                5.625       04/01/12            1,010,940
        4,000       Refg 1995 Ser A                                                5.625       04/01/14            4,043,760
      -------                                                                                                    -----------
      159,080                                                                                                    160,354,998
      -------                                                                                                    -----------

                Educational Facilities Revenue  (2.9%)
        4,000   California Public Works Board, University of California
                    1993 Refg Ser A                                                5.50        06/01/21            4,009,440
        1,000   University of Idaho, Student Fee Ser H (FGIC)                      5.25        04/01/31            1,052,200
        1,000   Purdue University, Indiana, Student Fee Ser Q                      5.75        07/01/15            1,098,190
        2,000   Maryland Health & Educational Facilities Authority, The Johns
                    Hopkins University Refg Ser 1998                               5.125       07/01/20            2,109,640
          400   Massachusetts Industrial Finance Agency, College of the Holy
                    Cross 1996 Issue (MBIA)                                        5.50        03/01/16              416,932
                New York State Dormitory Authority,
        5,000       City University Ser 2000 A (Ambac)                             6.125       07/01/13            5,651,700
        2,000       State University 1990 Ser                                      7.50        05/15/13            2,489,880
        5,000       State University 1993 Ser                                      5.25        05/15/15            5,425,150
        2,500   Ohio State University, General Receipts Ser 1999 A                 5.80        12/01/29            2,749,475
        4,000   Delaware County Authority, Pennsylvania, Villanova University
                    Ser 1995 (Ambac)                                               5.70        08/01/15            4,116,960
        3,500   University of Texas, Ser 2004 D                                    5.00        08/15/25            3,633,805
                University of West Virginia,
        2,000       Ser C 2004 (FGIC)                                              5.00        10/01/27            2,077,400
        2,000       Ser C 2004 (FGIC)                                              5.00        10/01/28            2,072,700
      -------                                                                                                    -----------
       34,400                                                                                                     36,903,472
      -------                                                                                                    -----------

                Electric Revenue  (12.4%)
                Salt River Project Agricultural Improvement & Power District, Arizona,
       25,000       Refg 1993 Ser C (Secondary MBIA)                               5.50        01/01/10           27,369,499
        2,500       Refg 2002 Ser A                                                5.25        01/01/19            2,688,250
        9,000   Southern California Public Power Authority, Mead-Adelanto
                    1994 A (Ambac)                                                 7.67+++     07/01/15           10,575,540
       15,000   Colorado Springs, Colorado, Utilities Refg Ser 2002 (Ambac)        5.375       11/15/20           16,281,300
        9,550   Municipal Electric Authority of Georgia, Ser Y (Secondary MBIA)    6.50        01/01/17           11,352,563
        4,000   Indiana Municipal Power Agency, Power Supply 2004 Ser A (FGIC)     5.00        01/01/32            4,113,200
        3,050   Wyandotte County/Kansas City, Kansas, Utility Ser 2004 B (FSA)     5.00        09/01/27            3,174,227
        5,000   Long Island Power Authority, New York, Ser 2000 A (FSA)            0.00        06/01/17            2,946,150
                North Carolina Municipal Power Agency,
        5,000       Catawba Ser 1998 A (MBIA)                                      5.50        01/01/15            5,568,250
        4,000       Catawba Ser 2003 A (MBIA)                                      5.25        01/01/19            4,301,680
       15,000   Puerto Rico Electric Power Authority, Power Ser O                  0.00        07/01/17            8,780,250
        5,000   South Carolina Public Service Authority, Refg Ser 2002 D (FSA)     5.00        01/01/21            5,240,050
       10,000   Memphis, Tennessee, Ser 2003 A (MBIA)                              5.00        12/01/17           10,586,800
        4,000   San Antonio, Texas, Electric & Gas Ser 2005 (WI)                   5.00        02/01/25            4,142,800
       15,000   Intermountain Power Agency, Utah, Refg 1997 Ser B (MBIA)           5.75        07/01/19           16,092,300
        3,000   Chelan County Public Utility District #1, Washington, Hydro
                    Ser 1997 A (AMT)                                               5.60        07/01/32            3,093,360
                Grant County Public Utility District #2,
        5,000       Washington, Refg Ser 2001 H (FSA)                              5.375       01/01/18            5,367,700
        5,000       Washington, Warapum Hydro Refg Ser A 2005                      5.00        01/01/38            5,113,900
        7,330   Seattle Municipal Light & Power, Washington, Impr & Refg
                    Ser 2001 (FSA)                                                 5.50        03/01/18            7,954,150
        3,000   Washington Public Power Supply System, Proj #2
      -------       Refg Ser 1994 A (FGIC)                                         0.00        07/01/09            2,582,190
                                                                                                                 -----------
      154,430                                                                                                    157,324,159
      -------                                                                                                    -----------

                Hospital Revenue  (6.9%)
        2,220   Birmingham-Carraway Special Care Facilities Financing Authority,
                    Alabama, Carraway Methodist Health Ser 1995 A (Connie Lee)     5.875       08/15/15            2,285,490
        2,000   University of Arkansas, UAMS Campus Ser 2004 B (MBIA)              5.00        11/01/34            2,068,420
        5,000   Illinois Health Facilities Authority, Loyola University Health
                    Ser 2001 A                                                     6.00        07/01/21            5,190,400
        6,000   Maryland State Health & Higher Educational Facilities Authority,
                    Medstar Health Refg Ser 2004                                   5.50        08/15/33            6,116,220
       10,000   Missouri Health & Educational Facilities Authority, Barnes-Jewish/
                    Christian Health Ser 1993 A                                    5.25        05/15/14           10,790,800
        3,000   University of Missouri, Health Ser 1996 A (Ambac)                  5.50        11/01/16            3,160,800
                    Henderson, Nevada,
       10,065       Catholic Health West 1998 Ser A                                5.375       07/01/26           10,229,563
        2,000       Catholic Health West 1998 Ser A                                5.125       07/01/28            1,998,480
                New Jersey Health Care Facilities Financing Authority,
        9,000       Robert Wood Johnson University Hospital Ser 2000               5.75        07/01/25            9,708,030
        2,000       St Barnabas Health Refg Ser 1998 B (MBIA)                      5.25        07/01/18            2,125,720
       10,000   New York State Dormitory Authority, Memorial Sloan-Kettering
                    Cancer Center 2003 Ser I                                       5.00        07/01/34           10,223,100
        3,000   Erie County Hospital Facility, Ohio, Firelands Regional Medical
                    Center Ser 2002                                                5.625       08/15/32            3,089,340
        5,000   Lorain County, Ohio, Catholic Health Ser 9 2001 A                  5.25        10/01/33            5,101,300
        5,000   Lehigh County General Purpose Authority, Pennsylvania, St Luke's
                    of Bethlehem Hospital Ser A 2003                               5.375       08/15/33            5,044,950
        4,500   South Carolina Jobs Economic Development Authority, Palmetto
                    Health Alliance Refg Ser 2003 C                                6.875       08/01/27            4,981,005
        5,000   North Central Texas Health Facilities Development Corporation,
      -------      University Medical Center Inc Ser 1997 (FSA)                    5.45        04/01/15            5,206,800
                                                                                                                 -----------
       83,785                                                                                                     87,320,418
      -------                                                                                                    -----------

                Industrial Development/Pollution Control Revenue  (4.7%)
       10,000     Michigan Strategic Fund, Detroit Edison Co Ser 1999 B (AMT)      5.65        09/01/29           10,424,400
                New Jersey Economic Development Authority,
        6,000       Continental Airlines Inc Ser 1999 (AMT)                        6.625       09/15/12            5,517,840
        4,000       Continental Airlines Inc Ser 1999 (AMT)                        6.25        09/15/19            3,291,960
                New York City, Industrial Development Agency, New York,
        5,000       7 World Trade Center, LLC Ser A                                6.50        03/01/35            5,108,350
        6,000       7 World Trade Center, LLC Ser A                                6.25        03/01/15            6,085,200
        2,500   Ohio Water Development Authority, Dayton Power & Light Co
                    Collateralized Refg 1992 Ser A                                 6.40        08/15/27            2,550,250
        5,000   Brazos River Authority, Texas, TXU Electric Co Ser 1999 C (AMT)    7.70        03/01/32            5,934,900
       10,000   Sabine River Authority, Texas, TXU Electric Co Refg Ser 2001 B (AMT)
                    (Mandatory Tender 11/01/11)                                    5.75        05/01/30           10,640,600
       10,000   Weston, Wisconsin, Wisconsin Public Service Co Refg Ser 1993 A     6.90        02/01/13           10,233,300
      -------                                                                                                    -----------
       58,500                                                                                                     59,786,800
      -------                                                                                                    -----------

                Mortgage Revenue - Multi-Family  (0.6%)
                New York City Housing Development Corporation, New York,
        3,638       Ruppert Project - FHA Ins Sec 223F                             6.50        11/15/18            3,825,564
        3,481       Stevenson Commons Project - FHA Ins Sec 223F                   6.50        05/15/18            3,660,441
      -------                                                                                                    -----------
        7,119                                                                                                      7,486,005
      -------                                                                                                    -----------

                Mortgage Revenue - Single Family  (2.4%)
                Alaska Housing Finance Corporation,
       15,000       1997 Ser A (MBIA)                                              6.00        06/01/27           15,556,651
        2,000       Governmental 1995 Ser A (MBIA)                                 5.875       12/01/24            2,076,580
        2,245   California Housing Finance Agency, Home 1983 Ser B                 0.00        08/01/15              952,194
                Colorado Housing & Finance Authority,
          220       1997 Ser B-2 (AMT)                                             7.00        05/01/26              221,067
          495       1998 Ser A-2 (AMT)                                             6.60        05/01/28              510,845
          360       1997 Ser C-2 (AMT)                                             6.875       11/01/28              361,465
        2,930   Hawaii Housing Finance & Development Corporation, Purchase
                    1997 Ser A (AMT)                                               5.75        07/01/30            2,950,627
            5   Idaho Housing Agency, Ser 1988 D-2 (AMT)                           8.25        01/01/20                5,119
                Chicago, Illinois,
           95       GNMA-Backed Ser 1997 A (AMT)                                   7.25        09/01/28               96,479
          170       GNMA-Backed Ser 1997 B (AMT)                                   6.95        09/01/28              172,468
           35   Massachusetts Housing Finance Agency, Housing Ser 21 (AMT)         7.125       06/01/25               35,035
          155   Minnesota Housing Finance Agency, Ser 1992 H (AMT)                 6.50        01/01/26              155,536
                Missouri Housing Development Commission,
          435       Homeownership 1996 Ser C (AMT)                                 7.45        09/01/27              441,512
          200       Homeownership 1997 Ser A-2 ( AMT)                              7.30        03/01/28              202,432
          780       Homeownership 1997 Ser C-1                                     6.55        09/01/28              791,450
          115       Homeownership 1998 Ser B-2 (AMT)                               6.40        03/01/29              116,335
          365       Homeownership Ser 2000 B-1 (AMT)                               7.45        09/01/31              370,420
        1,000   New Hampshire Housing Finance Authority, Mortgage Acquisition
                    2000 Ser B (AMT)                                               6.70        07/01/29            1,007,910
        4,405   Ohio Housing Finance Agency, Residential 1996 Ser B-2 (AMT)        6.10        09/01/28            4,448,743
      -------                                                                                                    -----------
       31,010                                                                                                     30,472,868
      -------                                                                                                    -----------

                Nursing & Health Related Facilities Revenue  (0.2%)
          200   Marion, Iowa, AHF/Kentucky-Iowa Inc Ser 2003                       6.50##      01/01/29              195,948
          405   Kentucky Economic Development Financing Authority,
                    AHF/Kentucky-Iowa Inc Ser 2003                                 6.50##      01/01/29              396,795
        1,710   Chester County Industrial Development Authority, Pennsylvania,
      -------       RHA/PA Nursing Home Inc Ser 1989                               8.50        05/01/32            1,713,334
                                                                                                                 -----------
        2,315                                                                                                      2,306,077
      -------                                                                                                    -----------

                Public Facilities Revenue  (2.9%)
        3,710   Jefferson County, Alabama, School Ser 2004-A                       5.25        01/01/23            3,870,977
        9,000   Arizona School Facilities Board, School Ser 2001                   5.50        07/01/18            9,877,589
        2,000   North City West School Facilities Authority, California, Community

                    Dist #1 Special Tax Ser 1995 B (FSA)                           6.00        09/01/19            2,124,600
        2,500   Jacksonville, Florida, Sales Tax Ser 2001 (Ambac)                  5.50        10/01/17            2,746,525
        3,495   Illinois, Civic Center Dedicated Tax Ser 1991 (Ambac)              6.25        12/15/20            4,184,354
        4,000   Michigan, 525 Redevco Inc COPs (Ambac)                             5.50        06/01/27            4,286,960
        3,000   Albuquerque, New Mexico, Gross Receipts Lodgers' Tax
                    Refg Ser 2004 (FSA)                                            5.00        07/01/37            3,072,330
        5,000   Ohio Building Authority, 2001 Ser A (FSA)                          5.50        10/01/18            5,481,000
          500   Laredo ISD Public Facilities Corporation, Texas, 2004
                    Ser A (Ambac)                                                  5.00        08/01/29              507,690
      -------                                                                                                    -----------
       33,205                                                                                                     36,152,025
      -------                                                                                                    -----------

                Recreational Facilities Revenue  (2.4%)
                Metropolitan Football Stadium District, Colorado,
        4,000       Sales Tax Ser 1999 A (MBIA)                                    0.00        01/01/10            3,359,120
        1,650       Sales Tax Ser 1999 A (MBIA)                                    0.00        01/01/11            1,319,901
        9,000   Mashantucket (Western) Pequot Tribe, Connecticut,
                    Special 1997 Ser B (a)                                         5.75        09/01/27            9,258,750
       20,000   Metropolitan Pier & Exposition Authority, Illinois, Refg
                    Ser 2002 B (MBIA)                                              0.00###     06/15/22           11,606,000
        5,000   Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac)                  5.25        12/01/32            5,260,450
      -------                                                                                                    -----------
       39,650                                                                                                     30,804,221
      -------                                                                                                    -----------

                Resource Recovery Revenue  (0.4%)
        5,000   Northeast Maryland Waste Disposal Authority, Montgomery County
                    Ser 2003 (AMT) (Ambac)                                         5.50        04/01/16            5,379,750
                                                                                                                 -----------

                Retirement & Life Care Facilities Revenue  (0.6%)
                Riverside County Public Financing Authority, California,
        2,000       Air Force Village West Inc COPs                                5.75        05/15/19            2,082,440
        3,900       Air Force Village West Inc COPs                                5.80        05/15/29            4,020,783
        2,000   Montgomery County, Pennsylvania, White Marsh Project
      -------       Ser 2005                                                       6.125       02/01/28            2,034,220
                                                                                                                 -----------
        7,900                                                                                                      8,137,443
      -------                                                                                                    -----------

                Tax Allocation Revenue  (0.4%)
        5,000   Rosemead Redevelopment Agency, California, Project # 1 Ser 1993 A  5.60        10/01/33            5,016,600
      -------                                                                                                    -----------

               Transportation Facilities Revenue (18.9%)
        5,000   California Infrastructure & Economic Development Bank, Bay Area
                    Toll Bridges Seismic Retrofit First Lien Ser 2003 A (Ambac)    5.00        07/01/36            5,156,450
        5,000   San Francisco Bay Area Rapid Transit District, California, Sales
                    Tax Ser 1998 (Ambac)                                           4.75        07/01/23            5,066,900
                E-470 Public Highway Authority, Colorado,
       20,000       Ser 1997 B (MBIA)                                              0.00        09/01/14           13,193,399
        5,000       Ser 1997 B (MBIA)                                              0.00        09/01/16            2,948,500
       10,000   Metropolitan Washington Airport Authority, District of
                    Columbia & Virginia, Ser 2001A (AMT) (MBIA) ++                 5.50        10/01/27           10,370,300
        8,500   Jacksonville, Florida, Transportation Ser 2001 (MBIA)              5.00        10/01/26            8,725,165
        7,980   Mid-Bay Bridge Authority, Florida, Sr Lien Crossover
                    Refg Ser 1993 A (Ambac)                                        5.85        10/01/13            8,638,669
                Atlanta, Georgia,
        5,000       Airport Ser 2000 A (FGIC)                                      5.875       01/01/17            5,533,300
        5,000       Airport Passenger Facilities Change Ser 2004 C (FSA)           5.00        01/01/33            5,116,750
        4,000       Airport Passenger Facilities Change Ser 2004 J (FSA)           5.00        01/01/34            4,097,440
        3,460   Hawaii, Airport 2000 Ser B (AMT) (FGIC)                            6.625       07/01/17            3,918,485
        8,000   Chicago, Illinois, O'Hare Int'l Airport 3rd Lien
                    Ser 2003 B-2 (AMT) (FSA)                                       5.75        01/01/24            8,731,200
        6,000   Regional Transportation Authority, Illinois, Refg Ser 1999 (FSA)   5.75        06/01/21            6,986,640
                Kentucky Turnpike Authority,
        9,000       Economic Development Road Refg Ser 1995 (Ambac)                6.50        07/01/08            9,937,080
        3,500       Resource Recovery Road 1987 Ser A BIGS                         8.50        07/01/06            3,743,355
       30,000       Resource Recovery Road 1987 Ser A                              5.00        07/01/08           29,998,199
        7,725   Massachusetts Turnpike Authority, Western 1997 Ser A (MBIA)        5.55        01/01/17            7,767,488

        4,140   Missouri Highways & Transportation Commission, Ser A 2001          5.125       02/01/19            4,388,400
        5,000   Clark County, Nevada, Airport Sub Lien Ser 2004 (AMT) (FGIC)       5.50        07/01/23            5,356,950
        5,000   Nevada Department of Business & Industry, Las Vegas Monorail
                    1st Tier Ser 2000 (Ambac)                                      5.375       01/01/40            5,168,450
                New Jersey Turnpike Authority,
       10,000       Ser 2003 A (FGIC)                                              5.00        01/01/27           10,358,200
        3,000       Ser 2003 A (Ambac)                                             5.00        01/01/30            3,094,920
        6,595   Albuquerque, New Mexico, Airport Refg Ser 1997 (AMT) (Ambac)       6.375       07/01/15            7,154,190
                Metropolitan Transportation Authority, New York,
        1,460       Service Contract Ser 2002 A (MBIA)                             5.50        01/01/20            1,597,517
        5,000       Service Contract Ser 2002 B (MBIA)                             5.50        07/01/24            5,470,950
       10,000       Transportation Refg Ser 2002 A (Ambac)                         5.50        11/15/18           11,049,200
        5,000   Port Authority of New York & New Jersey, Cons 135th Ser (XLCA)++   5.00        09/15/29            5,181,400
       10,000   Puerto Rico Highway & Transportation Authority, Refg Ser X         5.50        07/01/15           11,064,300
        9,090   Austin, Texas, Airport Prior Lien Ser 1995 A (AMT) (MBIA)          6.125       11/15/25            9,439,329
                Dallas Fort Worth International Airport, Texas,
        4,000        Refg Ser 1995 (FGIC)                                          5.625       11/01/15            4,058,960
       10,000        Ser A (AMT) (FSA)                                             5.25        11/01/24           10,373,700
        5,000   Houston, Texas, Airport Sub Lien Ser 2000 A (AMT) (FSA)            5.875       07/01/17            5,438,400
      -------                                                                                                    -----------
      236,450                                                                                                    239,124,186
      -------                                                                                                    -----------

                Water & Sewer Revenue  (12.9%)
        2,000   Phoenix, Civic Improvement Corporation, Arizona, Wastewater
                    Ser 2004 (MBIA)                                                5.00        07/01/27            2,078,680
        2,000   San Francisco Public Utilities Commission, California,
                    Water 1996 Ser A                                               5.00        11/01/21            2,035,660
        4,000   Atlanta, Georgia, Water and Wastewater Ser 2004 (FSA)              5.00        11/01/24            4,165,240
                Augusta, Georgia,
        5,000       Water & Sewer Ser 2000 (FSA)                                   5.25        10/01/26            5,277,900
        3,000       Water & Sewer Ser 2004 A (FSA)                                 5.25        10/01/39            3,165,030
        5,000   Fulton County, Georgia, Water & Sewerage Ser 1998 (FGIC)           4.75        01/01/28            5,023,850
        8,000   Indiana Bond Bank, Revolving Fund Ser 2001A                        5.375       02/01/19            8,743,120
        8,000   Indianapolis, Local Public Improvement Bond Bank, Indiana,
                    Water Works Ser 2002 A (MBIA)                                  5.125       07/01/27            8,319,920
        5,000   Louisville & Jefferson County Metropolitan Sewer District,
                     Kentucky, Ser 1998 A (FGIC)                                   4.75        05/15/28            5,023,450
        6,000   Boston Water & Sewer Commission, Massachusetts, Ser 1998 D
                    (FGIC)                                                         4.75        11/01/22            6,081,120
        4,925   Detroit, Michigan, Water Supply Sr Lien Ser 2001 A (FGIC)          5.25        07/01/33            5,184,498
        9,000   Passaic Valley Sewerage Commissioners, New Jersey, Ser F (FGIC)    5.00        12/01/19            9,511,290
        5,000   New York City Municipal Water Finance Authority, New York,
                    Water & Sewer 2004 Ser B (Ambac)                               5.00        06/15/28            5,196,500
        2,995   Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA)           5.00        01/01/23            3,096,411
        5,000   Spartanburg, South Carolina, Jr Lien Water Ser 1998 (FGIC)         5.25        06/01/28            5,319,400
                Metropolitan Government of Nashville & Davidson County, Tennessee,
        2,000       Refg 1986                                                      5.50        01/01/16            2,045,180
        5,000       Refg Ser 1998 A (FGIC)                                         4.75        01/01/22            5,069,700
        7,100   Austin, Texas, Water & Wastewater Refg Ser 2001 A (FSA)            5.75        05/15/17            7,855,724
                Houston, Texas, Combined Utility,
       20,000       First Lien Refg Ser 2004 A (FSA)                               5.25        05/15/22           21,288,200
        5,000       First Lien Refg Ser 2004 Ser A (MBIA)                          5.25        05/15/25            5,283,550
                San Antonio, Texas,
        1,000       Water & Refg Ser 2002 (FSA)                                    5.50        05/15/19            1,091,800
        5,000       Water & Refg Ser 2002 (FSA)                                    5.00        05/15/28            5,115,450
        5,000   Tarrant Regional Water District, Texas, Water Ser 2002  (FSA)      5.375       03/01/16            5,448,250
        1,300   Wichita Falls, Texas, Water & Sewer Ser 2001 (Ambac)               5.375       08/01/24            1,389,765
       10,000   Richmond, Virginia, Public Utilities Refg Ser 2002 (FSA)           5.00        01/15/33           10,244,900
                Seattle, Washington,
       10,000       Water Refg 2003 (MBIA)                                         5.00        09/01/20           10,525,700
       10,000       Water Refg 2003 (MBIA)                                         5.00        09/01/23           10,425,000
      -------                                                                                                    -----------
      156,320                                                                                                    164,005,288
      -------                                                                                                    -----------

                Other Revenue  (3.8%)
       10,000   California, Economic Recovery Ser 2004 A                           5.00        07/01/16           10,577,600
                New Jersey Economic Development Authority,
        2,000       Cigarette Tax Ser 2004                                         5.50        06/15/31            2,051,380
        2,500       Cigarette Tax Ser 2004                                         5.75        06/15/34            2,620,800
                New York City Transitional Finance Authority, New York,
        8,000       Refg 2003 Ser A                                                5.50        11/01/26            8,767,200
        7,000       Refg 2003 Ser D (MBIA)                                         5.25        02/01/21            7,516,810
        5,000   New York Local Government Assistance Corporation, Ser 1993 C       5.50        04/01/17            5,600,300
       10,000   Sales Tax Asset Receivable Corporation, New York, 2005 Ser A
    ---------       (Ambac)
                                                                                   5.00        10/15/29           10,411,700
                                                                                                               -------------
       44,500                                                                                                     47,545,790
    ---------                                                                                                  -------------

                Refunded  (8.7%)
        5,000   Denver, Colorado, Civic Center Ser 2000 B COPs (Ambac)             5.50        12/01/10+           5,574,850
        2,500   Mid-Bay Bridge Authority, Florida, Ser 1991 A (ETM)                6.875       10/01/22            3,230,625
          800   Northern Palm Beach County Improvement District, Florida,
                    Water Control & Impr #9A Ser 1996 A (ETM)                      6.80        08/01/06              825,952
        8,000   Hawaii, 1999 Ser CT (FSA)                                          5.875       09/01/09+           8,931,920
        5,000   Hawaii Department of Budget & Finance, Queen's Health 1996 Ser A   6.00        07/01/06+           5,296,300
                Massachusetts,
       10,000       2000 Ser C (original maturity 10/01/14)                        5.75        10/01/10+          11,108,900
       10,000       2000 Ser C (original maturity 10/01/19)                        5.75        10/01/10+          11,108,900
        2,460   Massachusetts, Health & Educational Facilities Authority, Malden
                    Hospital - FHA Ins Mtge Ser A                                  5.00        08/01/10+           2,600,687
                New Jersey Highway Authority,
        7,000       Senior Parkway 1999 Ser                                        5.625       01/01/10+           7,784,350
       10,000       Senior Parkway 2001 Ser (FGIC)                                 5.25        01/01/12+          10,977,300
                New York State Dormitory Authority,
        7,800       State University Ser 2000 B                                    5.375       05/15/10+           8,632,806
       12,175       Suffolk County Judical Ser 1986 (ETM)                          7.375       07/01/16           14,651,639
                Charlotte, North Carolina,
        4,000       Water & Sewer Ser 2000 (original maturity 06/01/19)            5.75        06/01/10+           4,483,040
        4,000       Water & Sewer Ser 2000 (original maturity 06/01/20)            5.75        06/01/10+           4,483,040
        5,000       Water & Sewer Ser 2000                                         5.25        06/01/10+           5,486,150
        5,000   Salt Lake City, Utah, IHC Hospital Inc Ser 1983 (ETM)              5.00        06/01/15            5,384,150
    ---------                                                                                                  -------------
       98,735                                                                                                    110,560,609
    ---------                                                                                                  -------------
    1,157,399   TOTAL TAX EXEMPT MUNICIPAL BONDS (Cost $1,103,637,914)                                         1,188,680,709
    ---------                                                                                                  -------------

                SHORT TERM TAX - EXEMPT MUNICIPAL OBLIGATIONS (5.4%)
        9,000   Los Angeles Convention & Exhibition Center Authority, California,
                   Ser 1985 COPs                                                   9.00        12/01/05+           9,390,690
        4,100   Colorado Education & Culture Facilities, National Jewish Federation
                    Ser (Demand 04/01/05)                                          2.30*       02/01/34            4,100,000
        1,000   Michigan Strategic Fund, Ford Motor Co Refg Ser 1991 A             7.10        02/01/06            1,026,500
        7,000   New Jersey Housing Agency, 1995 Ser A (Ambac)
                   (Called for Redemption 05/01/05)                                6.00        11/01/14            7,160,511
        5,000   University of North Carolina, Hospitals at Chapel Hill Ser 2001 A
                    (Demand 04/01/05)                                              2.27*       02/15/31            5,000,000
        1,500   Geisinger Authority, Geisinger Health System Ser 2000
                    (Demand 04/01/05)                                              2.30*       08/01/28            1,500,000
        2,580    Ohio Building Authority,1985 Ser C                                9.75        10/01/05            2,580,310
                 South Carolina Public Service Authority,
       15,000       1995 Refg Ser A (Ambac)                                        6.25        01/01/06+          15,697,500
       10,000       1996 Refg Ser A (MBIA)                                         5.75        01/01/06+          10,423,900
       10,500   San Antonio, Texas, Electric & Gas Refg Ser 1994 C INFLOS          6.92+++     02/01/06           10,856,475
    ---------                                                                                                  -------------
       65,680   TOTAL SHORT-TERM TAX - EXEMPT MUNICIPAL OBLIGATIONS (Cost $63,391,663)                            67,735,886
    ---------                                                                                                  -------------

   $1,223,079   TOTAL INVESTMENTS (Cost $1,167,029,577)(b)                                        99.2%       $1,256,416,595
   ==========
                OTHER ASSETS IN EXCESS OF LIABILITIES
                                                                                                   0.8            10,340,836
                                                                                                 -----        --------------
                      NET ASSETS                                                                 100.0%       $1,266,757,431
                                                                                                 =====        ==============


----------------------
   AMT         Alternative Minimum Tax.

   BIGS        Bond Income Growth Securities.
   COPs        Certificates of Participation.
   ETM         Escrowed to maturity.
  INFLOS       Inverse Floating Rate Securities (Illiquid Securities).
  RITES        Residual Interest Tax-Exempt Securities (Illiquid Securities).
   WI          Security purchased on a when-issued basis.
    +          Prerefunded to call date shown.
   ++          Joint exemption in locations shown.
   +++         Current coupon rate for inverse floating rate municipal
               obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $57,342,565 which represents 4.5% of net assets.
   #           Currently a zero coupon security; will convert to 5.38% on
               January 1, 2011.
  # #          Currently a 6.50% coupon security; will convert to 8.00% on
               January 1, 2009.
 # # #         Currently a zero coupon security; will convert to 5.65% on June
               15, 2017.

   *           Current coupon of variable rate demand obligation.

  (a)          Resale is restricted to qualified institutional investors.

  (b)          The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross
               unrealized appreciation is $90,679,377 and the aggregate gross unrealized depreciation is $1,292,360, resulting in net
               unrealized appreciation of $89,387,017.

Bond Insurance:
---------------
 Ambac           Ambac Assurance Corporation.
 Connie Lee      Connie Lee Insurance Company - A wholly owned subsidiary of
                 Ambac Assurance Corporation.
    FHA          Federal Housing Administration.
   FGIC          Financial Guaranty Insurance Company.
    FSA          Financial Security Assurance Inc.
   MBIA          Municipal Bond Investors Assurance Corporation.
   XLCA          XL Capital Assurance Inc.

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
                BASED ON MARKET VALUE AS A PERCENT OF NET ASSETS

Alabama                                                                    0.5%
Alaska                                                                     4.9
Arizona                                                                    3.3
Arkansas                                                                   0.2
California                                                                 5.4
Colorado                                                                   3.8
Connecticut                                                                2.9
Dist of Columbia                                                           0.8
Florida                                                                    1.9
Georgia                                                                    3.4
Hawaii                                                                     1.7
Idaho                                                                      0.1
Illinois                                                                   5.0
Indiana                                                                    1.7
Iowa                                                                       0.0
Kansas                                                                     0.3
Kentucky                                                                   3.9
Maryland                                                                   1.1
Massachusetts                                                              3.1
Michigan                                                                   1.7
Minnesota                                                                  0.0
Missouri                                                                   1.6
Nevada                                                                     2.1
New Hampshire                                                              0.1
New Jersey                                                                 6.3
New Mexico                                                                 0.8
New York                                                                  10.8
North Carolina                                                             3.1
Ohio                                                                       3.5
Pennsylvania                                                               2.0
Puerto Rico                                                                1.6
South Carolina                                                             3.3
Tennessee                                                                  2.2
Texas                                                                      9.3
Utah                                                                       1.7
Virginia                                                                   1.6
Washington                                                                 3.6
West Virginia                                                              0.3
Wisconsin                                                                  0.8
Joint Exemptions*                                                         (1.2)
                                                                         -----
                                             Total                        99.2%
                                                                         =====

---------
* Joint exemptions have been included in each geographic location.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Exempt Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2005

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Tax-Exempt
     Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)    Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)    Omitted;

     (c)    Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)    Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
            registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)    All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)    Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 19, 2005

                                                   /s/ Ronald E. Robison
                                                   Ronald E. Robison
                                                   Principal Executive Officer

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Tax-Exempt
     Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)    Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)    Omitted;

     (c)    Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)    Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
            registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)    All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)    Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 19, 2005

                                                  /s/ Francis Smith
                                                  Francis Smith
                                                  Principal Financial Officer